Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	$ 68,970	$ 42,735
Financial assets at fair value through other comprehensive income	103,013	120,317
Financial assets at fair value	171,983	163,052
Financial assets at fair value	20,587,762	17,987,228
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	103,013	120,317
Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	68,970	42,735
Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	68,970	42,735
Level 1 [member] | Listed stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	68,970	42,735
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	103,013	120,317
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 103,013	$ 120,317